Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

Preliminary Purchase Price Allocation
(in Millions)
Current assets (primarily inventory and trade receivables) (1)	$17.9
Property, plant & equipment	29.8
Finite-lived intangible assets (2)	38.8
Goodwill (3)	62.4
Total fair value of assets acquired	148.9

Current liabilities	10.4
Deferred tax liabilities	7.5
Other liabilities	6.9
Acquisition of noncontrolling interest	6.7
Total fair value of liabilities assumed	31.5

Total Cash Paid	$117.4

(1)	Fair value of finished good inventories acquired included a step-up in the value of approximately $0.6 million, which has been expensed to cost of sales and services in 2012.

(2)
See Note 4 for the major classes of intangible assets acquired, which primarily represent customer relationships. The weighted average useful life of the acquired finite-lived intangibles is approximately 25 years.

(3)	Goodwill largely consisted of expected revenue synergies resulting from the business combinations. None of the acquired goodwill will be deductible for income tax purposes.